Supplemental Cash Flow Information - Changes in Non-Cash Working Capital Items Related to Operating Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ 34,669	$ (24,285)	$ 73,020
Prepaid expenses and other assets	5,983	804	1,899
Accounts payable and accrued liabilities	38,627	(23,745)	(87,597)
Advances (to) from affiliate	(5,061)	73,129	(98,806)
Change in non-cash working capital items related to operating activities	$ 74,218	$ 25,903	$ (111,484)